Financial and capital risk management	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Financial and capital risk management

18. Financial and capital risk management

Effects of derivatives on the statement of financial position

	June 30, 2025		December 31, 2024
	Assets	Liabilities	Assets	Liabilities
Foreign exchange and interest rate risk	646	169	52	601
Commodities price risk	57	59	16	23
Embedded derivatives	–	–	–	1
Total	703	228	68	625

Net exposure

	June 30, 2025	December 31, 2024
Foreign exchange and interest rate risk	477	(549)
Commodities price risk	(2)	(7)
Embedded derivatives	–	(1)
Total	475	(557)

Effects of derivatives on the income statement

	Gain (loss) recognized in the income statement
	Three-month period ended June 30,		Six-month period ended June 30,
	2025	2024	2025	2024
Foreign exchange and interest rate risk	557	(455)	1,321	(469)
Commodities price risk	(9)	(18)	(9)	(1)
Embedded derivatives	–	2	1	1
Total	548	(471)	1,313	(469)

Effects of derivatives on the cash flows

	Financial settlement inflows (outflows)
	Six-month period ended June 30,
	2025	2024
Foreign exchange and interest rate risk	297	115
Commodities price risk	(14)	9
Total	283	124

a) Market risk

a.i) Foreign exchange and interest rates

	Notional		Fair value		Fair value by year
Flow	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024	2025	2026	2027+
Foreign Exchange and Interest Rate Derivatives	US$ 9,719	US$ 11,490	477	(549)	222	165	90

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument's main risk events	Fair value	Scenario I (∆ de 25%)	Scenario II (∆ de 50%)
R$ depreciation	477	(1,125)	(2,728)
US$ interest rate inside Brazil decrease	477	316	130
Brazilian interest rate increase	477	89	(227)
TJLP interest rate decrease	477	475	472
IPCA index decrease	477	236	26
SOFR interest rate decrease	477	442	405
US Treasury rate increase	477	478	478

a.ii) Protection program for product prices and input costs

	Notional		Fair value		Fair value by year
Flow	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024	2025	2026	2027+
Brent crude oil (bbl)
Options	18,954,750	24,050,625	6	11	(10)	16	–

Forward Freight Agreement (days)
Freight forwards	4,380	3,240	(5)	(11)	(4)	(1)	–

Fixed price nickel sales protection (ton)
Nickel forwards	3,478	4,978	(3)	(7)	(3)	–	–

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Brent crude oil (bbl)	Decrease in fuel oil price	6	(139)	(390)
Forward Freight Agreement (days)	Decrease in freight price	(5)	(25)	(45)
Hedge for fixed-price nickel sales (tons)	Decrease in nickel price	(3)	(16)	(29)

a.iii) Embedded derivatives in contracts

	Notional		Fair value		Fair value by year
Flow	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024	2025	2026	2027+
Embedded derivative (pellet price) in natural gas purchase (volume/month)
Call options	746,667	746,667	–	(1)	–	–	–

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ de 25%)	Scenario II (∆ de 50%)
Embedded derivative (pellet price) in natural gas purchase agreement (volume/month)
Embedded derivatives - Gas purchase	Pellet price increase	–	–	(1)

a.iv) Hedge accounting

	Gain (loss) recognized in the other comprehensive income
	Three-month period ended June 30,		Six-month period ended June 30,
	2025	2024	2025	2024
Net investments hedge	115	(202)	286	(258)

b) Credit risk management

b.i) Financial counterparties’ ratings

The transactions of derivative instruments, cash and cash equivalents, as well as short-term investments are held with financial institutions whose exposure limits are periodically reviewed and approved by the delegated authority. The financial institutions credit risk is performed through a methodology that considers, among other information, ratings provided by international rating agencies.

The table below presents the ratings in foreign currency as published by Moody’s regarding the main financial institutions used by the Company to contract derivative instruments, cash and cash equivalents transaction.

	June 30, 2025		December 31, 2024
	Cash and cash equivalents and investment	Derivatives	Cash and cash equivalents and investment	Derivatives
Aa2	592	6	391	1
A1	1,944	155	1,874	28
A2	491	87	520	13
A3	994	50	709	2
Baa1	–	–	1	–
Baa2	6	–	4	–
Ba1 (i)	765	221	719	18
Ba2 (i)	904	184	788	6
	5,696	703	5,006	68

(i) A substantial part of the balances is held with financial institutions in Brazil which are deemed investment grade in local currency.